Share capital	9 Months Ended
Sep. 30, 2024
Share capital
Share capital

11. Share capital

[a] Authorized

The Company is authorized to issue an unlimited number of class A multiple voting shares ("Class A Multiple Voting Shares") and an unlimited number of class B subordinate voting shares ("Class B Subordinate Voting Shares"), all without par value. All shares are ranked equally regarding the Company's residual assets.

The Class B Subordinate Voting Shares are “restricted securities” within the meaning of such term under applicable Canadian securities laws, as these securities do not carry equal voting rights as compared with the Class A Multiple Voting Shares.

The holders of Class A Multiple Voting Shares are entitled to 276,660 votes per Class A Multiple Voting Share held. Class A Multiple Voting Shares are held by the Chief Executive Officer (“CEO”), President, Executive Co-Chairman of the Board and the Director and Executive Co-Chairman of the Board. The holders of Class B Subordinate Voting Shares are entitled to one (1) vote per share held.

[b] Issued and outstanding

During the nine months ended September 30, 2024, the Company consolidated its shares on a 65:1 basis, and the effect was applied retroactively for all comparative periods presented.

Reconciliation of the Company’s share capital is as follows, adjusted for the share consolidation:

	Class A Multiple Voting Shares		Class B Subordinate Voting Shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2022	2	151,588	592,372	143,258,972	99,725	2,142,400
Shares repurchase [a]	—	—	(29,303)	(7,165,356)	—	—
Warrants issued [b]	—	—	—	—	61,154	1,330,043
PSU converted to shares [c]	—	—	41,848	1,464,000	—	—
Share options exercised [d]	—	—	323	33,247	—	—
Share-based payments [e]	—	—	280	16,000	—	—
Warrants expired [f]	—	—	—	—	(2,047)	(791,807)
Balance, September 30, 2023	2	151,588	605,520	137,606,863	158,832	2,680,636

Balance, December 31, 2023	2	151,622	605,796	137,626,863	158,831	2,723,356
Shares issued [g]	10	79	956,935	9,185,073	—	—
Shares for debt [h]	—	—	292,477	1,983,728	—	—
Warrants expired [i]	—	—	—	—	(20,769)	(286,189)
Share options exercised [j]	—	—	1,446	102,563	—	—
Warrants cancelled [k]	—	—	—	—	(7,692)	(439,408)
RSU converted to shares [l]	—	—	7,500	31,009	—	—
Balance, September 30, 2024	12	151,701	1,864,154	148,929,236	130,370	1,997,759

Activity during the nine months ended September 30, 2023:

[a]	During the nine months ended September 30, 2023, the Company repurchased and canceled 29,303 Class B Subordinate Voting Shares at prevailing market prices as part of its share repurchase program.

[b]

During the nine months ended September 30, 2023, the Company issued 61,154 warrants for consulting services with a fair value of $1,384,969. The Company recognized $1,330,043 as expense during the nine months ended September 30, 2023, with the remaining $54,926 to be recognized over the vesting period of certain warrants. The Company determined the fair value of the services received could not be measured reliably and determined the fair value using the Black-Scholes model.

[c]

During the nine months ended September 30, 2023, the Company converted 41,848 PSUs to Class B Subordinate Voting Shares following the completion of the vesting condition on January 6, 2023, the filing of the MS Phase 1 IND.

[d]	During the nine months ended September 30, 2023, 323 share options were exercised with an exercise price of C$84.50 in exchange for 323 Class B Common shares.

[e]	During the nine months ended September 30, 2023, the Company issued 280 Class B Subordinate Voting Shares for services received during the period with a fair value of $16,000.

[f]	During the nine months ended September 30, 2023, 2,047 warrants expired unexercised.

Activity during the nine months ended September 30, 2024:

[g]

During the nine months ended September 30, 2024, the Company entered into an at-the-market offering agreement (the “ATM Agreement”) to sell Class B Subordinate Voting Shares, having an aggregate offering price up to $11,154,232. During the nine months ended September 30, 2024, the Company issued 956,935 common shares for gross proceeds of $9,612,409. A cash commission of $288,373 based on 3.0% of the aggregate gross proceeds, plus other trading expenses of $138,963, resulted in total share issuance costs of $427,336. The net proceeds were $9,185,073.

During the nine months ended September 30, 2024, the Company issued 10 Class A Multiple Voting Shares of the Company for total gross proceeds of approximately C$108.

[h]

In March 2024, the Company settled an aggregate of $524,324 (C$637,750) of amounts owing to an arm’s length creditor through the issuance of 9,231 Class B Subordinate Voting Shares at a price of $58.70 per Class B Subordinate Voting Share for total value of $541,800. Included in this amount is 846 Class B Subordinate Voting Shares issued pursuant to the conversion of RSUs, which vested immediately upon grant (Note 12). Each RSU entitled the holder to acquire one Class B Subordinate Voting Share of the Company upon vesting. The Company incurred a loss on settlement of debt of $17,476 as the share price on the date of issuance was higher than the price stated in the agreement.

In February 2024, the Company issued 605 Class B Subordinate Voting Shares at a deemed price of $55.90 per Class B Subordinate Voting Share to settle an aggregate amount of $33,636 owing to an arm’s length creditor.

In June 2024, the Company settled an aggregate of $109,614 (C$150,000) of amounts owing to arm’s length creditors through the issuance of 7,692 Class B Subordinate Voting Shares at a price of $14.25 per Class B Subordinate Voting Share for total value of $109,614. The agreements state that the creditors will accept shares as payment and settlement of debt, provided that upon selling the debt settlement shares, the creditors have received net proceeds from the sale equal to the debt. For any losses, if any, calculated as the total debt minus the net proceeds, shall be added back to the debt amount on a dollar-for-dollar basis by the amount of the loss.

In July and August 2024, the Company issued a total of 22,308 Class B Subordinate Voting Shares to settle debts owing to two arm’s length creditors to settle an aggregate of $244,049 at prices ranging from $4.71 to $14.32 per share. As at September 30, 2024, there were amounts remaining in payables for these creditors. There were no gains or losses recognized.

In July 2024, the Company issued a total of 2,308 Class B Subordinate Voting Shares to settle debts owing to an arm’s length creditor to settle an aggregate of $33,057 at a price of $14.32 per share. The Company recognized a gain on settlement of $12,321 and there were no amounts remaining in payables as at September 30, 2024.

In July 2024, the Company issued a total of 2,173 Class B Subordinate Voting Shares to settle debts owing to an arm’s length creditor to settle an aggregate of $24,866 at a price of $11.44 per share. There were no amounts remaining in payables as at September 30, 2024. There were no gains or losses recognized.

In September 2024, the Company completed debt settlements in the amount of $997,920 (C$1,350,000) to the Company’s executives through the issuance of 248,160 Class B Subordinate Voting Shares, at a deemed price of $4.02 (C$5.44) per Class B Subordinate Voting Share with a total value of $996,705. The difference was related to foreign exchange translation.

[i]	During the nine months ended September 30, 2024, 20,769 warrants expired unexercised.

[j]

During the nine months ended September 30, 2024, 1,446 share options were exercised with a price of $71.50 (C$97.50) in exchange for 1,446 Class B Common shares. The shares were issued in exchange for services.

[k]

On September 6, 2024, the Company cancelled an aggregate of 7,692 warrants with an exercise price of $97.50 to purchase Class B Subordinate Voting Shares, which were previously granted to a board member.

[l]

On September 6, 2024, the Company granted 7,500 RSUs to an arm’s length party with a price of $4.13 per unit for a total value of $31,009 based on the share price at the date of issuance. The total amount was recognized as share-based compensation expense as the RSUs vested immediately upon issuance and 7,500 Class B Subordinate Voting Shares were issued for the same value.

The changes in the number of warrants outstanding during the nine months ended September 30, 2024, and 2023:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	99,725	356.20
Issued	61,154	295.75
Expired	(2,047)	260.65
Outstanding as at September 30, 2023	158,832	333.45

Outstanding as at December 31, 2023	158,831	328.30
Cancelled	(7,692)	97.50
Expired	(20,769)	232.19
Outstanding as at September 30, 2024	130,370	399.64

Measurement of fair values

There were no warrants granted during the nine months ended September 30, 2024.

The fair value of the warrants issued during the nine months ended September 30, 2023, was estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

2023
Grant date share price	C$93.60 - C$148.85
Exercise price	C$97.50 - C$703.30
Expected dividend yield	—
Risk free interest rate	3.08% - 4.26%
Expected life	0.75 - 5 years
Expected volatility	64% - 109%

The following table is a summary of the Company’s warrants outstanding as at September 30, 2024:

		Exercise price	Number outstanding
Expiry Date		C$	#
February 27, 2025	(i)	155.69	6,154
February 27, 2025	(i)	355.87	6,154
February 27, 2025	(i)	711.74	3,077
May 15, 2025		97.50	577
May 15, 2025		195.00	577
May 23, 2025		97.50	769
March24,2025	(i)	155.69	6,154
March24,2025	(i)	355.87	6,154
March24,2025	(i)	711.74	3,077
May 4, 2025		1,737.65	57
May 10, 2025		1,737.65	29
May 17, 2025		1,737.65	57
May 31, 2025		1,737.65	29
June 8, 2025		627.25	23,077
August 6, 2025	(i)	503.56	21,249
October 20, 2025	(i)	294.48	53,147
January 16, 2026		1,737.65	26
January 20, 2026		1,737.65	6
		399.64	130,370

(i)	Warrants were issued in US$